Net loss per share	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Net loss per share

16. Net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended		Six months ended
	June 30,		June 30,
	2024	2023	2024	2023
	$	$	$	$
Net loss	(1,422)	(860)	(2,823)	(1,145)
Basic and diluted weighted-average shares outstanding	2,220,303	1,846,775	2,033,539	1,846,759

Basic and diluted loss per share	(0.64)	(0.47)	(1.39)	(0.62)

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	130,108	84,323	130,108	84,323
Warrants	747,948	-	747,948	-

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2024, and for the three and six months ended June 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)